Loans Receivable, Net (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 5,310,886	$ 50,396,198
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable		10,966,526
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 5,310,886	$ 39,429,672